Provision for Unpaid Losses and Loss Adjustment Expenses - Incurred and Paid Losses (Details) $ in Thousands	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Auto
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	$ 333,836
Cumulative paid losses and loss adjustment expenses from the table below	(259,263)
Reserves for losses and loss adjustment expenses before 2017, net of reinsurance	0
Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance	74,573
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 36,466
Cumulative Number of Reported Claims | claim	115,945
Cumulative paid losses and loss adjustment expense	$ 259,263
Auto | 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	18,409	$ 18,594	$ 18,594	$ 18,594	$ 18,594
Cumulative paid losses and loss adjustment expenses from the table below	(17,897)	(17,530)	(17,442)	(16,655)	(11,410)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 318
Cumulative Number of Reported Claims | claim	11,030
Cumulative paid losses and loss adjustment expense	$ 17,897	17,530	17,442	16,655	11,410
Auto | 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	37,516	40,287	40,287	40,422
Cumulative paid losses and loss adjustment expenses from the table below	(36,414)	(35,899)	(34,992)	(23,915)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 101
Cumulative Number of Reported Claims | claim	20,627
Cumulative paid losses and loss adjustment expense	$ 36,414	35,899	34,992	23,915
Auto | 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	59,660	63,642	63,642
Cumulative paid losses and loss adjustment expenses from the table below	(55,617)	(51,491)	(37,910)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 1,336
Cumulative Number of Reported Claims | claim	23,723
Cumulative paid losses and loss adjustment expense	$ 55,617	51,491	37,910
Auto | 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	86,608	90,110
Cumulative paid losses and loss adjustment expenses from the table below	(73,402)	(53,167)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 6,345
Cumulative Number of Reported Claims | claim	27,178
Cumulative paid losses and loss adjustment expense	$ 73,402	53,167
Auto | 2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	131,643
Cumulative paid losses and loss adjustment expenses from the table below	(75,933)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 28,366
Cumulative Number of Reported Claims | claim	33,387
Cumulative paid losses and loss adjustment expense	$ 75,933
Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	3,336
Cumulative paid losses and loss adjustment expenses from the table below	(3,040)
Reserves for losses and loss adjustment expenses before 2017, net of reinsurance	0
Reserves for losses and loss adjustment expenses, undiscounted and net of reinsurance	296
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 181
Cumulative Number of Reported Claims | claim	909
Cumulative paid losses and loss adjustment expense	$ 3,040
Marine | 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	183	198	198	198	198
Cumulative paid losses and loss adjustment expenses from the table below	(182)	(182)	(183)	(183)	(138)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 0
Cumulative Number of Reported Claims | claim	124
Cumulative paid losses and loss adjustment expense	$ 182	182	183	183	$ 138
Marine | 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	489	437	437	437
Cumulative paid losses and loss adjustment expenses from the table below	(431)	(425)	(426)	(332)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 9
Cumulative Number of Reported Claims | claim	189
Cumulative paid losses and loss adjustment expense	$ 431	425	426	$ 332
Marine | 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	835	893	893
Cumulative paid losses and loss adjustment expenses from the table below	(835)	(828)	(514)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 0
Cumulative Number of Reported Claims | claim	192
Cumulative paid losses and loss adjustment expense	$ 835	828	$ 514
Marine | 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	975	915
Cumulative paid losses and loss adjustment expenses from the table below	(967)	(568)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 8
Cumulative Number of Reported Claims | claim	206
Cumulative paid losses and loss adjustment expense	$ 967	$ 568
Marine | 2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expense	854
Cumulative paid losses and loss adjustment expenses from the table below	(625)
Reserves for Losses and Loss Adjustment Expenses Incurred But Not Reported	$ 164
Cumulative Number of Reported Claims | claim	198
Cumulative paid losses and loss adjustment expense	$ 625